OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING EXPENSES
Schedule of salaries and employee benefit expenses
The detail for salaries and employee benefits for the years ended December 31, 2024, 2023 and 2022 is as follows:

Salaries and employee benefit	2024	2023	2022
In millions of COP
Salaries(1)	2,452,902	2,286,471	1,897,710
Bonuses(2)	873,739	940,292	823,517
Private premium	628,882	651,048	423,261
Social security contributions	599,171	546,434	447,017
Indemnization payment	229,909	179,916	189,643
Other benefits(3)	843,459	746,073	636,508
Total salaries and employee benefit	5,628,062	5,350,234	4,417,656
(1)This is mainly explained by salary increases.
(2)Corresponds mainly to bonuses for employees in accordance with the variable compensation model of the Bank.
(3)Includes vacations, severance and interest on severance, pension and employee benefits (policy benefits, training and recreation).

Schedule of other administrative and general expenses
The detail for administrative and general expenses for the years ended December 31, 2024, 2023 and 2022 is as follows:

Other administrative and general expenses	2024	2023	2022
In millions of COP
Maintenance and repairs(1)	1,012,853	900,251	757,861
Fees	937,643	943,781	864,520
Insurance	734,358	738,786	640,753
Data processing(2)	560,016	473,059	362,621
Frauds and claims(3)	419,920	346,899	258,834
Transport	257,703	233,856	232,471
Advertising	179,122	175,690	185,122
Cleaning and security services	136,242	129,460	117,966
Public services	135,328	125,433	119,949
Contributions and affiliations	115,939	109,038	116,118
Useful and stationery(4)	97,871	57,061	55,045
Communications	76,268	74,685	72,501
Properties improvements and installation	68,335	66,438	70,845
Disputes, fines and sanctions(5)	46,093	43,499	63,519
Real estate management	38,396	33,637	30,216
Travel expenses	32,031	31,813	25,600
Publications and subscriptions	23,412	22,574	20,644
Storage services	17,845	16,321	15,013
Short-term and low-value leases	17,333	11,577	19,926
Legal expenses	12,676	14,136	10,573
Joint operations activities	9,471	8,892	8,357
Others	516,357	477,058	511,446
Total other administrative and general expenses	5,445,212	5,033,944	4,559,900
Taxes other than income tax	1,442,511	1,433,148	929,512
(1)The increase is mainly in computer equipment maintenance.
(2)The increase is mainly generated in license maintenance.
(3)The increase is generated mainly in virtual transactions and card frauds.
(4)The increase is mainly due to the issuance, personalization and packaging of debit and credit cards.
(5)The amount for the year 2022 includes the following events: Banagrícola and subsidiaries by USD 4,000 due to out-of-court closing of contingency and in Banistmo and subsidiaries by USD 2,500 due to judgment against.

Schedule of impairment, depreciation and amortization expenses
The detail for Impairment, depreciation and amortization for the years ended December 31, 2024, 2023 and 2022 is as follows:

Impairment, depreciation and amortization	2024	2023	2022
In millions of COP
Depreciation of premises and equipment(1)	633,755	636,376	560,596
Depreciation of right-of-use assets(2)	207,560	229,665	212,861
Amortization of intangible assets(3)	170,140	212,317	175,991
Impairment of other assets, net(4)(5)	106,426	46,501	31,127
Total impairment, depreciation and amortization	1,117,881	1,124,859	980,575
(1)See Note 10 Premises and equipment, net.
(2)See Note 11.2 Lessee.
(3)See Note 12 Goodwill and intangibles assets, net.
(4)Includes value for impairment of property and equipment for COP 842 in 2024, COP 4,480 in 2023 and COP 3,536 in 2022.
(5)The detail of the impairment of other assets net by operating segments for the years ended December 31, 2024, 2023 and 2022 is presented in the table below:

Impairment (recovery) of other assets, net	2024	2023	2022
In millions of COP
Banking Colombia(1)	51,626	45,122	24,187
Banking Panama(1)	28,475	5,290	12,599
Banking Guatemala	13,703	8,929	12,101
International Banking	5,999	1,730	314
All other segments	5,826	4,713	1,803
Banking El Salvador(2)	732	(19,283)	(19,877)
Brokerage	65	-	-
Total	106,426	46,501	31,127
(1)The variation in 2024 with respect to 2023 and 2022 is mainly for the impairment of assets received in lieu of payment by restatement to
Net realizable value (NRV).
(2) The variation corresponds mainly to the Net realizable value (NRV)
and higher sales generated in 2023.